SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 24. SUBSEQUENT EVENTS
. On April 2, 2024, the
Spin-Off
was completed through the Distribution and the Company began trading as an independent, publicly traded company under the stock symbol “GEV” on the New York Stock Exchange.
In connection with the
Spin-Off,
the Company entered into or adopted agreements that provide a framework for the relationship between the Company and GE, including, but not limited to the following:

•
Separation and Distribution Agreement
– sets forth the principal actions to be taken in connection with the
Spin-Off,
including the transfer of assets and assumption of liabilities, and establishes certain rights and obligations between the Company and GE following the Distribution, including procedures with respect to claims subject to indemnification and related matters.

•
Transition Services Agreement
– governs all matters relating to the provision of services between the Company and GE on a transitional basis. The services the Company receives include support for digital technology, human resources, supply chain, finance, and real estate services, among others. The services are generally intended to be provided for a period no longer than two years following the
Spin-Off.

•
Tax Matters Agreement (TMA)
– governs the respective rights, responsibilities, and obligations between the Company and GE with respect to all tax matters (excluding employee-related taxes covered under the Employee Matters Agreement), in addition to certain restrictions which generally prohibit us from taking or failing to take any action in the two-year
period following the Distribution that would prevent the Distribution from qualifying as tax-free
for U.S. federal income tax purposes, including limitations on our ability to pursue certain strategic transactions. The TMA specifies the portion of tax liability for which the Company will bear contractual responsibility, and the Company and GE will each agree to indemnify each other against any amounts for which such indemnified party is not responsible.

•
Employee Matters Agreement
– addresses certain employment, compensation, and benefits matters, including the allocation of employees between the Company and GE and the allocation and treatment of certain assets and liabilities relating to our employees and former employees.

•	Trademark License Agreement – governs the rights and obligations between the Company and GE related to the use of certain of GE’s trademarks.

•
Intellectual Property Cross License Agreement
– governs the rights and obligations between the Company and GE related to the allocation, license, and use of certain intellectual property rights, including certain patent rights.

•	Real Estate Matters Agreement – governs the allocation and transfer of real estate between the Company and GE and the colocation of the Company and GE following the Spin-Off.

•
Framework Investment Agreement
– sets forth, as between the Company and GE, the treatment of certain existing tax equity investments and certain existing commitments to fund tax equity and tax incentivized investments in U.S. onshore wind energy related projects that were arranged by our Financial Services business as well as under which new future tax equity investments will be made over the two years following the
Spin-Off.

•
Adoption of Incentive Plans
– adopted (a) the GE Vernova Inc. 2024 Long-Term Incentive Plan (the GE Vernova LTIP) and (b) the GE Vernova Inc. Mirror 2022 Long-Term Incentive Plan and the GE Vernova Inc. Mirror 2007 Long-Term Incentive Plan (collectively, the GE Vernova Mirror LTIPs), in each case, effective as of the Distribution Date. The GE Vernova Mirror LTIPs were adopted to assume the converted awards of stock options and restricted stock units (including performance stock units) held by employees of GE Vernova or one of its subsidiaries, including those held by our executive officers, in each case as a result of the
Spin-Off.
Grants of equity awards made after the
Spin-Off
to our executive officers and other employees will be made under the GE Vernova LTIP. The GE Vernova LTIP and the GE Vernova Mirror LTIPs became effective as of the Distribution Date.

Following the
Spin-Off,
GE has remaining contracts entered into on behalf of GE Vernova, parent company guarantees, surety bonds, letters of credit, or similar instruments of credit support currently provided by or through GE or any of its subsidiaries for the benefit of us or any of our subsidiaries and similar credit support for non-customer
related activities of GE Vernova (collectively, the GE credit support). Under the Separation and Distribution Agreement, the Company is obligated to use reasonable best efforts to terminate or replace, and obtain a full release of GE’s obligations under, all such credit support. Beginning in 2025, we will pay a quarterly fee to GE based on amounts related to the GE credit support. We are subject to other contractual restrictions and requirements while GE continues to be obligated under such credit support on behalf of GE Vernova. While GE remains obligated under a contract or instrument, GE Vernova will be obligated to indemnify GE for credit support related payments that GE is required to make.
In connection with the
Spin-Off,
GE contributed cash of $515 million to GE Vernova to fund future operations and transferred restricted cash of $325 million to us such that the Company’s cash balance upon completion of the
Spin-Off
was approximately $4,200 million. The additional cash of $325 million transferred is restricted in connection with certain legal matters related to legacy GE operations, and a corresponding indemnification liability was recorded at the time of
Spin-Off
that reflects the use of these funds to settle any associated obligations and the return of any remaining cash to GE in a future reporting period once resolved.
On April 2, 2024, the Company entered into a credit agreement providing for a five-year unsecured revolving credit facility in an aggregate committed amount of $3,000 million. The facility was not utilized at the closing of the
Spin-Off,
however, we expect to use this facility to fund our near-term intra-quarter working capital needs. In addition, the Company entered into a standby letter of credit and bank guarantee facility providing for a five-year trade finance facility in an aggregate committed amount of $3,000 million. The trade finance facility is not expected to be utilized and will not provide direct liquidity to GE Vernova.

NOTE 24. SUBSEQUENT EVENTS
The Company has evaluated events and transactions that occurred after the date of our accompanying Statement of Financial Position through February 15, 2024, the date these financial statements were available for issuance, for potential recognition or disclosure in the combined financial statements.